Share-Based Compensation - Restricted Stock Units (Details) - Restricted stock units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Number of RSUs Outstanding
Outstanding - December 31, 2021	3,946,630	0
Granted		4,127,878
Forfeited		(8,032)
Exercised		(173,216)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercised In Period		173,216
Outstanding - March 31, 2022		3,946,630
Weighted average grant-date fair value per option
Outstanding - December 31, 2021	$ 3.31	$ 0
Granted	$ 1.75	3.29
Forfeited		12.45
Exercised		2.30
Outstanding - March 31, 2022		$ 3.31